Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current taxes
Current taxes	₨ 8,172		₨ 6,616	₨ 4,710
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	1,003		(8,082)	(1,062)
Tax expense/(benefit), net	9,175	$ 125	(1,466)	3,648
Country of domicile [member]
Current taxes
Current taxes	5,849		5,157	3,003
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	2,736		(6,580)	244
Foreign countries [member]
Current taxes
Current taxes	2,323		1,459	1,707
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	₨ (1,733)		₨ (1,502)	₨ (1,306)